CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operations	¥ 7,627	¥ 5,370	¥ 4,945
Interest received	587	458	577
Income taxes paid	(733)	(589)	(637)
Net cash inflow from operating activities	7,481	5,239	4,885
Cash flows from investing activities
Net cash payment for business combination	(165)	(2,078)	(540)
Purchase of property, plant and equipment	(85)	(159)	(108)
Purchase of intangible assets	(442)	(1,095)	(393)
Purchase of land use right	(526)	(1,504)
Placement of short-term investments	(160)	(5,616)
Receipt from short-term investments	1,215	4,739	6
Placement of term deposits with initial terms of over three months	(33,919)	(15,153)	(30,643)
Receipt from maturity of term deposits with initial terms of over three months	33,170	15,892	20,332
Proceeds from disposal of subsidiaries		3	15
Proceeds from disposal of investments accounted for as financial assets at fair value through profit or loss or other comprehensive income		363
Payments for acquisition of investments accounted for using equity method	(473)	(1,480)	(2,002)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss	(160)		(211)
Payments for acquisition of investments accounted for as financial assets at fair value through other comprehensive income			(708)
Receipts from repayments of loans to a third party		1	45
Dividend received	74	88
Capital reduction of an associate	21
Other investing activities	4		1
Net cash outflow from investing activities	(1,446)	(5,999)	(14,206)
Cash flows from financing activities
Loans from non-controlling interests			10
Proceeds from exercise of share options	3	104	163
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(40)	(19)	(6)
Shares withheld for share award schemes	(18)	(105)	(46)
Payment for repurchase of ordinary shares	(3,127)	(3,479)	(134)
Dividends paid to non-controlling interests	(70)	(3)
Proceeds from issuance of additional equity of non-wholly owned subsidiaries	3	13
Payments for interests	(115)	(105)	(15)
Principal elements of lease payments	(130)	(116)	(78)
Net proceeds from issuance of notes			5,400
Repayment for loan from non-controlling interests			(2)
Proceeds from other equity transactions	75
Net cash inflow/(outflow) from financing activities	(3,419)	(3,710)	5,292
Net decrease in cash and cash equivalents	2,616	(4,470)	(4,029)
Cash and cash equivalents at beginning of the year	6,591	11,128	15,426
Exchange differences on cash and cash equivalents	348	(67)	(269)
Cash and cash equivalents at end of the year	¥ 9,555	¥ 6,591	¥ 11,128